EQUITY - Shares of the Company ordinary stock issuable upon exercise of warrants outstanding (Details) - Warrant - $ / shares	6 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
EQUITY
Warrants Outstanding, Exercise Price	$ 200	$ 200
Warrants Outstanding	131,000	131,000
Weighted Average Remaining Contractual Life (Years)	1 year 1 month 9 days
Warrants Exercisable	131,000
Warrants Exercisable, Weighted Average Exercise Price	$ 200